CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 74,989	$ 66,001	$ 55,519
Costs and expenses:
Cost of revenues	28,164	25,691	21,993
Research and development	12,282	9,832	7,137
Sales and marketing	9,047	8,131	6,554
General and administrative	6,136	5,851	4,432
Total costs and expenses	55,629	49,505	40,116
Income from operations	19,360	16,496	15,403
Other income (expense), net	291	763	496
Income from continuing operations before income taxes	19,651	17,259	15,899
Provision for income taxes	3,303	3,639	2,739
Net income from continuing operations	16,348	13,620	13,160
Net income (loss) from discontinued operations	0	516	(427)
Net income	16,348	14,136	12,733
Less: Adjustment Payment to Class C capital stockholders	522	0	0
Net income available to all stockholders	$ 15,826	$ 14,136	$ 12,733
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - basic:
Continuing operations (in USD per share)		$ 20.15	$ 19.77
Net income (loss) per share - basic (in USD per share)		20.91	19.13
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - diluted:
Continuing operations (in USD per share)		19.82	19.42
Net income (loss) per share - diluted (in USD per share)		20.57	18.79
Common Class A and Common Class B
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - basic:
Continuing operations (in USD per share)	$ 23.11	20.15	19.77
Discontinued operations (in USD per share)	0.00	0.76	(0.64)
Net income (loss) per share - basic (in USD per share)	23.11	20.91	19.13
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - diluted:
Continuing operations (in USD per share)	22.84	19.82	19.42
Discontinued operations (in USD per share)	0.00	0.75	(0.63)
Net income (loss) per share - diluted (in USD per share)	$ 22.84	$ 20.57	$ 18.79
Class C Capital Stock
Costs and expenses:
Net income from continuing operations	$ 7,935	$ 6,813	$ 6,580
Net income (loss) from discontinued operations	0	258	(214)
Less: Adjustment Payment to Class C capital stockholders	(522)
Net income available to all stockholders	$ 8,457	$ 7,071	$ 6,366
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - basic:
Continuing operations (in USD per share)	$ 24.63	$ 20.15	$ 19.77
Discontinued operations (in USD per share)	0.00	0.76	(0.64)
Net income (loss) per share - basic (in USD per share)	24.63	20.91	19.13
Net income (loss) per share of Class A and Class B common stock and Class C capital stock - diluted:
Continuing operations (in USD per share)	24.34	19.82	19.42
Discontinued operations (in USD per share)	0.00	0.75	(0.63)
Net income (loss) per share - diluted (in USD per share)	$ 24.34	$ 20.57	$ 18.79
Google Inc.
Revenues	$ 74,989	$ 66,001	$ 55,519
Costs and expenses:
Cost of revenues	28,164	25,691	21,993
Research and development	12,282	9,832	7,137
Sales and marketing	9,047	8,131	6,554
General and administrative	6,136	5,851	4,432
Total costs and expenses	55,629	49,505	40,116
Income from operations	19,360	16,496	15,403
Other income (expense), net	291	763	496
Income from continuing operations before income taxes	19,651	17,259	15,899
Provision for income taxes	3,303	3,639	2,739
Net income from continuing operations	16,348	13,620	13,160
Net income (loss) from discontinued operations	0	516	(427)
Net income	16,348	14,136	12,733
Less: Adjustment Payment to Class C capital stockholders	522	0	0
Net income available to all stockholders	$ 15,826	$ 14,136	$ 12,733